                                                    REGISTRATION NO. 333-103202
                                                     REGISTRATION NO. 811-04335

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                 FORM N-6
                          REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 21    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER                 [_]
                    THE INVESTMENT COMPANY ACT OF 1940
                            AMENDMENT NO. 106           [X]
                     (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT FP
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a) (1) of Rule 485.
    [X]On December 18, 2012 pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account FP.

================================================================================

                               EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 21 to the Registration Statement No. 333-103202 for the purposes of including in the Registration Statement the Cash Value Plus Rider for the Survivorship Incentive Life Legacy/SM/ prospectus and Part C. This Post-Effective Amendment No. 21 does not amend or delete the currently effective Prospectuses, Statements of Additional Information, or supplements to the Prospectuses and Statements of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 31, 2012 TO THE CURRENT PROSPECTUS FOR
..   SURVIVORSHIP INCENTIVE LIFE LEGACY/SM/

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to add information regarding the Cash Value Plus Rider to your Prospectus. This Supplement is organized so that we first describe the Cash Value Plus Rider which should be added section of your Prospectus entitled "More Information about policy features and benefits". This rider may only be available in certain states. Following the description of the rider, we then refer you to other sections of your Prospectus that make reference to the Cash Value Plus Rider.

1. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS -- CASH VALUE PLUS RIDER

   In the "Other benefits you can add by rider" section, the following new section is added:

   CASH VALUE PLUS RIDER. In states where approved, an optional rider may be elected at issue provided the younger insured is aged 20 to 70. The rider reduces the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years. Also, the rider refunds a percentage of cumulative premium loads if the policy is surrendered for its Net Cash Surrender Value in the first three policy years. In order to elect the rider, the policy must have a minimum face amount of $250,000. We deduct $0.04 per $1,000 of the initial base policy face amount from your policy account value each month, while the rider is in effect.

   The rider works by refunding all or a portion of the cumulative premium charges and waiving all or a portion of the applicable surrender charge, if the policy is surrendered in full in certain years. The percentage of charges refunded or waived under this rider are as follows:

-------------------------------------------------------------
SURRENDER IN POLICY  PERCENT OF PREMIUM PERCENT OF SURRENDER
       YEAR          CHARGE REFUNDED*   CHARGES WAIVED
-------------------------------------------------------------
        1                   100%               100%
        2                    80%               100%
        3                    33%               100%
        4                     0%               100%
        5                     0%               80%
        6                     0%               65%
        7                     0%               45%
        8                     0%               25%
   9 and later                0%                0%
-------------------------------------------------------------

   * The mortality and expense risk charge and other monthly charges are not refunded.

   The reduction of the surrender charge does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person(s) including (but not limited to) a 1035 exchange. It also does not apply to a proportionate surrender charge resulting from a face amount decrease.

   There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period or is exchanged or replaced with another life insurance policy or annuity contract on the insured person(s) including (but not limited to) a 1035 exchange. It also does not apply to a face amount decrease.

   If a policy is exchanged as a result of exercising the option to split the policy upon divorce or option to split the policy upon federal tax law change, the Cash Value Plus Rider, if elected, will apply.

   Any premium load refund amount that would be applicable upon a complete surrender of this policy during the first three years will be included with the amount in your Policy Account to determine the death benefit, if it becomes payable during such time and is calculated as a percentage of the amount in your Policy Account.

   The maximum amount payable upon a complete surrender of this policy while this rider is in force will not exceed the greater of:

      1. A cumulative premium-based cap equal to sum of premiums paid to the date of surrender minus any partial withdrawals, outstanding loan balances and accrued loan interest; and

      2. The Net Cash Surrender Value on the date of surrender calculated prior to any reduction or refund.

                   EVM 09 (12/12) NB                 Catalog No. 150057 (12/12)
                   SIL Legacy                                           #437850

   Amounts available under this policy for policy loans, partial withdrawals, and to cover monthly deductions, are not increased by this rider.

   The premium load refund that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first three policy years in order for the policy to satisfy the definition of a "life insurance contract" under Section 7702 of the Code.

   RESTORATION AFTER LAPSE. If your policy is restored after a lapse, the rider will also be restored unless you made a written request to terminate this rider, subject to the rider termination specifications below.

   RIDER TERMINATION. The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; 2) On the date the policy ends without value at the end of a Grace Period or otherwise terminates; 3) After the first policy anniversary, the effective date of a policy owner's written request to terminate this rider which is the beginning of the policy month that coincides with or next follows such request; or 4) Death of the last surviving Insured.

   You may also request termination of this rider at any time after the first policy year. The effective date of termination in this case will be the beginning of the policy month that coincides with or next follows the date we receive your request. However, if this rider is terminated at your request it may not be restored.

   The election of the Paid Up Death Benefit Guarantee feature will result in the termination of the Cash Value Plus Rider.

                              -------------------

   The following items are added to, modify or are to be read in conjunction with the other sections of your Survivorship Incentive Life Legacy/SM/ Prospectus.

2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

   Under "You can elect a paid up benefit guarantee", the following sentence is added as the last sentence of the first paragraph:

      If you elect the paid up death benefit guarantee, the Cash Value Plus Rider will be terminated.

   Under "About your life insurance benefit", the following sentence is added as the last sentence of the first paragraph:

      The minimum face amount required to elect the Cash Value Plus Rider is $250,000.

3. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

   Please note amended footnotes two and four under the table heading "Transaction Fees."

-----------------
TRANSACTION FEES

---------------------------------------------------------------------------------------------------
 CHARGE                                WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
---------------------------------------------------------------------------------------------------

PREMIUM CHARGE                         From each premium        10% of each premium payment/(2)/
---------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF YOUR         Upon surrender           Initial surrender charge per
POLICY DURING ITS FIRST 15 YEARS/(3)/                           $1,000 of initial base policy face
                                                                amount/(4)/:
                                                                Highest: $10.32
                                                                Lowest: $1.79
                                                                Representative: $6.89/(4)/
---------------------------------------------------------------------------------------------------

   Please note the charge for the Cash Value Plus Rider under the table heading "Periodic charges other than underlying trust portfolio operating expenses."

--------------------------------------------------------------------------
PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES

------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES+   WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
------------------------------------------------------------------------------------------------------
CASH VALUE PLUS RIDER      Monthly (while the rider is in effect)  Charge per $1,000 of the initial base policy face amount:
                                                                   $0.04
------------------------------------------------------------------------------------------------------

   Footnote 2 that follows the Table is amended to read as follows:

(2)Currently, we deduct 8% of each premium payment up to ten "target premiums" and then 5% of each premium payment after an amount equal to ten "target premiums" has been paid. However, if you have selected the Extended No Lapse Guarantee and it is in effect, the premium charge is 10% of each premium payment up to ten "target premiums" and then 6% of each premium payment after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. If your policy includes the Cash Value Plus Rider, a portion of the cumulative premium charges will be refunded upon the surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More Information about policy features and benefits" later in this prospectus).

   Footnote 3 is unchanged but is included here for your immediate reference:

(3)Since the charges may vary based on individual characteristics of the insureds, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to each insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

   Footnote 4 that follows the Table is amended to read as follows:

(4)This representative amount is the rate we guarantee for representative insureds who are a male, non-tobacco user, age 55 at issue and a female non-tobacco user age 50 at issue with an initial base policy face amount of $4,000,000. If your policy includes the Cash Value Plus Rider, a portion of the applicable, the surrender charges are reduced upon full surrender within the first eight policy years, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More Information about policy features and benefits" later in this prospectus).

4. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

   In "Deducting policy charges," the following charges apply:

   Under "Transaction Charges", the following is added after the fifth sentence in the first bullet:

      In addition, if your policy includes the Cash Value Plus Rider, a portion of the deductions from the premiums will be refunded upon surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More Information about policy features and benefits" earlier in this prospectus).

   Under "Transaction Charges", the following is added as the last sentence of the second bullet:

      In addition, if your policy includes the Cash Value Plus Rider, the surrender charges are reduced, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus).

   Under "Optional Rider Charges", the following bullet is added after the first two bullets:

     . CASH VALUE PLUS RIDER. If you choose this rider, we deduct $0.04 per $1,000 of your initial base policy face amount from your policy account value each month until the earlier of the end of the eighth policy year or termination of the policy or termination of the rider. The charge for this rider does not vary depending upon the specifics of your policy. The current monthly charge for this rider may be lower than the maximum monthly charge of $0.04 per $1,000 of your initial base policy face amount while the rider is in effect and does not change upon a face amount decrease or death benefit option change. You must notify us in writing if you wish to cancel this rider, subject to rider termination rules as discussed in the "Rider Termination" section of "More Information about policy features and benefits" earlier in the prospectus.




   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved. Survivorship Incentive Life Legacy/SM/ is a service mark of AXA Equitable Life
                              Insurance Company.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

     (a) Certified resolutions re Authority to Market Variable Life Insurance and Establish Separate Accounts, incorporated herein by reference to Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, (File No. 333-17641), filed on
                 December 11, 1996.

     (b)         Inapplicable.

     (c)(i) Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit No. 1-A(3)(b) to Registration Statement on Form S-6, (File No. 333-17641), filed on December 11, 1996.

     (c)(ii) Distribution and Servicing Agreement dated as of May 1, 1994, among Equico Securities, Inc.(now AXA Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit No. 1-A(8) to Registration Statement on Form S-6, (File No. 333-17641), filed on December 11, 1996.

     (c)(iii) Distribution Agreement dated January 1, 2000, for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement on Form S-6, (File No. 333-17641), filed on April 19, 2001.

     (c)(iv) Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration Statement on Form S-6, (File No. 333-17641), filed on April 19, 2001.

     (c)(v) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

     (c)(v)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

     (c)(v)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

     (c)(vi) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

     (c)(vi)(a) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

     (c)(vi)(b) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

     (c)(vi)(c) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

     (c)(vi)(d) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

     (c)(vi)(e) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                 No. 333-05593), filed on April 24, 2012.

     (c)(vi)(f) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                 No. 333-05593), filed on April 24, 2012.

     (c)(vi)(g) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                 No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

     (c)(vi)(h) Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                 No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

     (c)(vi)(i) Ninth Amendment, dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

     (c)(vii) Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products previously filed with this Registration File No. 333-103202 on April 27, 2004.

     (c)(viii) The information concerning commissions included in the SAIs forming part of this registration statement under "How we market the policies" is incorporated by reference.

     (d)(i) Flexible Premium Joint Survivorship Variable Life Insurance Policy (99-400), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iii) to Registration Statement on Form S-6, File No. 333-17641, filed on March 1, 1999.

     (d)(ii) Form of Flexible Premium Joint Survivorship Variable Life Insurance Policy Form No. (02-200), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

     (d)(iii) Estate Protector Rider (R92-208) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on
                 December 11, 1996.

     (d)(iv) Accelerated Death Benefit Rider (R94-102) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(j) to Registration Statement on Form S-6, File No. 333-17641, filed on December 11, 1996.

     (d)(v) Accounting Benefit Rider (S.94-118) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(t) to Registration Statement on Form S-6, File No. 333-17663, filed on
                 December 11, 1996.

     (d)(vi) Unisex Rider with Table of Guaranteed Interest Payments Endorsement (S.99-34), incorporated herein by reference to Exhibit No. 1-A(5)(o) to Registration Statement on Form S-6, File No. 333-17641, filed on March 1, 1999.

     (d)(vii) Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), incorporated herein by reference to Exhibit No. 1-A(5)(p) to Registration Statement on Form S-6, File No. 333-17641, filed on March 1, 1999.

     (d)(viii) Form of Enhanced Death Benefit Guarantee Rider (R99-100), incorporated herein by reference to Exhibit No. 1-A(5)(q) to Registration Statement on Form S-6, File No. 333-17641, filed on March 1, 1999.

     (d)(ix) Form of Waiver of Surrender Charge Due to Tax Law Change Endorsement (S.01-WSC), incorporated herein by reference to Exhibit No. (d)(v) to Registration Statement on Form S-6, File No. 333-76130, filed on December 31, 2001.

     (d)(x) Form of Paid Up Death Benefit Guarantee Endorsement (S.02-60), incorporated herein by reference to Exhibit No. 1-A(5)(r) to

                 Registration Statement on Form S-6, File No. 333-17641, filed on August 9, 2002.

     (d)(xi) Option to Split Flexible Premium Joint Survivorship Variable Life Policy Upon Divorce Rider (R98-101), previously filed with this Registration File No. 333-103202 on February 13, 2003.

     (d)(xii) Option to Split Flexible Premium Joint Survivorship Variable Life Policy Upon Federal Tax Law Change Rider (R98-102), previously filed with this Registration File No. 333-103202 on February 13, 2003.

     (d)(xiii) Joint Survivorship Integrated Term Insurance Rider (R01-20), previously filed with this Registration File No. 333-103202 on February 13, 2003.

     (d)(xiv) Form of Flexible Premium Joint Survivorship Variable Life Insurance Policy for SIL Legacy (08-100), previously filed with this Registration Statement, File No. 333-103202 on September 3, 2008.

     (d)(xv)(i) Extended No Lapse Guarantee Rider (R08-10), previously filed with this Registration Statement, File No. 333-103202 on September 3, 2008.

     (d)(xv)(ii) Cash Value Plus Rider (R11-10) is filed herewith.

     (e)(i) Application EV4-200Y (Equitable), incorporated herein by reference to Exhibit No. 1-A(10)(b) to Registration Statement on Form S-6, File No. 333-17641, filed on December 11, 1996.

     (e)(ii) Form of Application AXAV1-2002, incorporated herein by reference to Exhibit No. 1-A(10)(b)(ii) to Registration Statement on Form S-6, File No. 333-17641, filed on August 9, 2002.

     (e)(iii) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (e)(iii)(a) Revised Form of Application for Life Insurance (AMIGV-2005),
                 incorporated herein by reference to Exhibit 26(e)(iv)(a) to Registration Statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

     (e)(iv) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005), incorporated herein by reference to Exhibit 26(e)(v) to the Registration Statement on Form N-6 (File No. 333-103199) filed on April 25, 2007.

     (e)(iv)(a) Revised Form of Variable Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005), incorporated herein by reference to Exhibit 26(e)(v)(a) to Registration Statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

     (e)(v) Form of Variable Universal Life Supplement to the Application (Form No. VUL-TEST/IL-SIL DB 2005), previously filed with this Registration Statement, File No. 333-103202 on September 3, 2008.

     (e)(vi) Form of Variable Universal Life Supplement to the Application (Form No. VUL-TEST/IL-SIL DB 2005).

     (f)(i) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593) (File No. 000-20501), filed on
                 April 24, 2012.

     (f)(ii) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

     (g)(i) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, previously filed with this Registration Statement, No. 333-103202 on April 26, 2012.

     (g)(i)(a) Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, previously filed with this Registration Statement, No. 333-103202 on April 26, 2012.

     (g)(ii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, previously filed with this Registration Statement, No. 333-103202 on April 26, 2012.

     (g)(iii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., previously filed with this Registration Statement, No. 333-103202 on April 26, 2012.

     (g)(iii)(a) Amendment No. 1 effective July 15, 2011 between AXA Equitable
                 Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., previously filed with this Registration Statement, No. 333-103202 on April 26, 2012.

     (g)(iv) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, previously filed with this Registration Statement, No. 333-103202 on April 26, 2012.

     (g)(v) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, previously filed with this Registration Statement, No. 333-103202 on April 26, 2012.

     (h) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on
                 February 7, 2003.

     (h)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

     (h)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

     (h)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

     (h)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

     (h)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

     (h)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

     (h)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

     (h)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

     (h)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

     (h)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

     (h)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

     (h)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

     (h)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

     (h)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

     (h)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

     (i) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     (i)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable insurance Fund, AIM Distributors, inc., AXA Equitable life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

     (j) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

     (k) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

     (l) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/ Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File
                 No. 333-160951) filed on November 16, 2009.

     (l)(i) Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC Incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

     (m) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

     (n) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

     (o) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

     (p) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     (q) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File
                 No. 333-160951) filed on November 16, 2009.

     (r) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

     (r)(i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on
                 December 23, 2011.

     (s) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     (s)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File
                 No. 333-178750) filed on December 23, 2011.

     (i)         Administration Contracts. See (c)(ii), (iii) and (iv).

     (j)         Inapplicable.

     (k) Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

     (l) Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of AXA Equitable, previously filed with this Registration Statement, No. 333-103202 on April 26, 2012.

     (m) Sample of Calculation for Illustrations, previously filed with this Registration Statement, No. 333-103202 on April 26, 2012.

     (n)(i)      Consent of PricewaterhouseCoopers LLP, filed herewith.

     (n)(ii)     Powers of Attorney, filed herewith.

     (o)         Inapplicable.

     (p)         Inapplicable.

     (q) Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, incorporated herein by reference to Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17641, filed on December 11, 1996.

Item 27. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------------

DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
8 Highcroft Lane
Malvern, PA 19355

Charlynn Goins                  Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
7129 Fairway Vista Drive
Charlotte, NC 28226

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                   Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan         Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson              Director, Chairman of the Board and
                           Chief Executive Officer

*Andrew J. McMahon         Director and President

OTHER OFFICERS
--------------

*Anders B. Malmstrom       Senior Executive Vice President
                           and Chief Financial Officer

*Andrea M. Nitzan          Executive Vice President
                           (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge  Executive Vice President,
                           Chief Investment Officer and
                           Treasurer

*Michael B. Healy          Executive Vice President
                           and Chief Information Officer

*Salvatore Piazzolla       Senior Executive Vice President

*Mary Fernald              Senior Vice President and Chief
                           Underwriting Officer

*David Kam                 Senior Vice President and Actuary

*Kevin E. Murray           Executive Vice President

*Anne M. Katcher           Senior Vice President and Senior Actuary

*Anthony F. Recine         Senior Vice President, Chief Compliance
                           Officer and Deputy General Counsel

*Karen Field Hazin         Vice President, Secretary and Associate
                           General Counsel

*Dave S. Hattem            Senior Vice President and General Counsel

*Michel Perrin             Senior Vice President and Actuary

*Naomi J. Weinstein        Vice President

*Charles A. Marino         Executive Vice President and Chief
                           Actuary

*Nicholas B. Lane          Senior Executive Vice President and
                           President, Retirement Savings

*David W. O'Leary          Executive Vice President

*Robert O. Wright, Jr.     Executive Vice President

*Amy J. Radin              Senior Executive Vice President and
                           Chief Marketing Officer

Item 28. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account FP of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational June 1st Charts 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4, filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

Item 29. Indemnification

    (a)  Indemnification of Directors and Officers

         The by-laws of the AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees.

         (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

              (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

              (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

              (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

         (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726:
              Insurance Law ss.1216).

     The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

    (b)  Indemnification of Principal Underwriters

     To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

    (c)  Undertaking

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 20. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L, and MONY Variable Account S, and Keynote Series Account. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I, and MONY Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 ------------------------------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   President and Director

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director, Chairman of the Board and
                                   Chief Sales Officer

*Frank Massa                       Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President and Acting Broker-Dealer
                                   Chief Compliance Officer

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investment Advisors Chief
                                   Compliance Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary


(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

       (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 31. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.

Item 32. Management Services

         Not applicable.

Item 33. Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

         AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 20th day of November, 2012.

                    SEPARATE ACCOUNT FP OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (REGISTRANT)

                    By:  AXA EQUITABLE LIFE INSURANCE COMPANY
                                     (DEPOSITOR)

                    By:  /s/ Dodie Kent
                         --------------------------------------
                         Dodie Kent
                         Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 20th day of November, 2012.

                                         AXA EQUITABLE LIFE INSURANCE
                                         COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Vice President
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Vice President (acting Principal
                               Accounting Officer)

*DIRECTORS:

Mark Pearson               Danny L. Hale        Ramon de Oliveira
Henri de Castries          Anthony J. Hamilton  Bertram Scott
Denis Duverne              Peter S. Kraus       Lorie A. Slutsky
Barbara Fallon-Walsh       Andrew J. McMahon    Ezra Suleiman
Charlynn Goins                                  Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      November 20, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                                       TAG VALUE
-----------                                                       ---------

26(d)(xv)(ii)  Cash Value Plus Rider                              Ex-99.26dxvii

26(k)          Opinion and Consent of Dodie Kent                  EX-99.26k

26(n)(i)       Consent of PricewaterhouseCoopers LLP              EX-99.26ni

26(n)(ii)      Powers of Attorney                                 EX-99.26nii